Derivatives And Hedging Activities - Additional Information (Detail)		12 Months Ended
	Dec. 09, 2015	Dec. 31, 2015 USD ($) Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate cap agreement period	3 years
Gain on interest rate cash flow hedge ineffectiveness		$ 0
Fair value of the interest rate contracts		3,100,000
Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative gain to be reclassified as increase to interest expense in the next twelve months		$ 7,894
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Number of interest rate cap agreements | Agreement		1
Notional amount outstanding		$ 500,000,000
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Recognized gain		$ 100,000